Note 21 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

21.     RELATED PARTY TRANSACTIONS

In the normal course of business, the Bank has made loans to its directors, officers, including their immediate families, and their related business interests. In the opinion of management, related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than the normal risk of collectability. The aggregate dollar amount of loans outstanding to directors, officers, their immediate families, and their related business interests was approximately $1.7 million and $690,000 at December 31, 2012 and 2011, respectively. Deposits from related parties held by the Bank at December 31, 2012 and 2011 amounted to $3.1 million and $16.1 million, respectively.

In December 2011, the Bank began subleasing office space on a month-to-month basis from a related party. Lease expense to this related party was approximately $91,000 and $7,000 for the years ended December 31, 2012 and 2011, respectively.